Property and equipment, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
Property, Plant and Equipment [Line Items]
Property and equipment	¥ 722,492	¥ 615,076
Accumulated depreciation and amortization	(292,403)	(199,428)
Property and equipment, net	430,089	415,648		$ 65,914
Depreciation and amortization expenses	98,046	75,775	¥ 51,669
Electronic devices [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	175,633	148,407
Vehicle [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	2,839	3,479
Furniture and office equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	79,644	39,280
Leasehold improvement [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	237,610	211,087
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	25,637	14,560
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	¥ 201,129	¥ 198,263